Property, Plant and Equipment - Carrying Amount of Leased Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 1,386,370	¥ 1,331,931	[1]
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,386,370	1,331,931		¥ 536,801
Carrying amount | Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	808,759	706,897		293,630
Carrying amount | Machinery and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	314,057	337,657		98,986
Carrying amount | Tools, furniture, and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 43,721	47,174		19,563
Finance leases | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		181,219		57,794
Finance leases | Carrying amount | Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		179,668		55,941
Finance leases | Carrying amount | Machinery and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,331		1,523
Finance leases | Carrying amount | Tools, furniture, and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		¥ 220		¥ 330

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.